CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 7,070,718	$ 5,821,874	$ 7,007,562
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	1,830,441	1,664,975	1,822,714
Provision for loan losses	950,000	1,050,000	2,050,000
Securities amortization, net	638,322	844,962	1,587,182
Securities (gains) losses, net	(965,985)	(967,454)	(1,834,839)
Net change in trading assets	(5,370,177)
Originations of loans held for sale	(37,042,912)	(53,578,104)	(64,419,001)
Proceeds from sale of loans	37,440,775	55,498,925	66,884,024
Gain on sale of mortgage loans	(950,722)	(1,658,226)	(2,325,468)
Stock based compensation expense	111,031	82,115	92,683
Losses (gain) on disposal of fixed assets	(2,175)	99,625	(13,742)
Losses (gain) on other real estate	(146,413)	(43,213)	179,873
Changes in:
Interest receivable	319,042	328,805	105,414
Write-downs of other real estate, net	144,100	63,302	990,570
Other assets	1,506,140	(3,249,889)	(2,035,285)
Interest payable	(94,029)	126,095	(352,764)
Other liabilities	(1,589,454)	4,700,176	2,174,250
Net cash from operating activities	3,848,702	10,783,968	11,913,173
Cash flows from investing activities
Net change in interest bearing time deposits	(980,000)
Purchases of securities	(127,326,127)	(141,135,109)	(135,155,986)
Proceeds from sales of securities	73,984,876	38,088,640	59,050,719
Proceeds from principal payments and maturities of securities	46,169,775	51,296,426	64,769,877
Net change in loans	(73,304,166)	(40,807,996)	(22,219,911)
Proceeds from redemption of Federal Home Loan Bank stock	749,600
Purchases of bank premises and equipment	(1,056,026)	(1,494,072)	(1,348,567)
Proceeds from the sale of other real estate	2,053,005	1,311,582	5,224,277
Proceeds from sale of bank premises and equipment	2,175	258,133	16,800
Net cash from investing activities	(79,706,888)	(92,482,396)	(29,662,791)
Cash flows from financing activities
Net change in deposits	37,468,529	26,975,848	47,500,706
Net change in repurchase agreements and other borrowings	(410,056)	9,051,957	591,858
Net change in short-term advances from Federal Home Loan Bank	10,000,000
Long-term advances from Federal Home Loan Bank	38,666,000	47,660,000
Payments on long-term Federal Home Loan Bank advances	(12,728,219)	(7,262,099)	(12,877,297)
Payments on note payable		(500,000)	(800,000)
Proceeds from issuance of common stock, including options and grants, including tax benefits	1,971	462	1,026
Purchase of common stock	(110,847)	(218,205)	(56,549)
Dividends paid	(2,720,799)	(2,612,978)	(2,502,676)
Net cash from financing activities	70,166,579	73,094,985	31,857,068
Net change in cash and cash equivalents	(5,691,607)	(8,603,443)	14,107,450
Cash and cash equivalents at beginning of year	22,860,487	31,463,930	17,356,480
Cash and cash equivalents at end of year	17,168,880	22,860,487	31,463,930
Cash paid during the year for:
Interest expense	3,849,595	3,329,676	4,068,404
Income taxes	1,200,000	1,475,000	1,300,000
Supplemental disclosures of non-cash investing activities
Real estate acquired through foreclosure	$ 3,275,321	$ 471,500	$ 2,266,875